[Logo]

[graphic omitted]

                                     LIBERTY
                              GROWTH & INCOME FUND

                                SEMIANNUAL REPORT
                                DECEMBER 31, 2001

-------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

[Photo of Keith T. Banks]

Dear Shareholder:

I want to take this opportunity to let you know that the sale of Liberty's asset management companies to FleetBoston Financial was completed in November 2001.

In light of this development, I think it is important to assure you that only the ownership of the investment advisor has changed. You will see no immediate change in your investment. Your fund will continue to be guided by the same portfolio managers and follow the same investment principles that attracted you to the fund originally.

In addition, I am pleased to report that your fund's class A shares received a 5-star Overall Morningstar Rating(TM) as of December 31, 2001 (see the data box). The Morningstar Rating(TM) reflects returns extending over longer periods than this six-month report and also considers the amount of risk assumed in achieving the return. While we may not always be able to report such good news, we believe that these results speak well to Liberty's consistent approach and the importance of maintaining exposure to a value-oriented investment style.

For a more detailed look at your fund's performance, investment strategy and economic and market factors that affected its performance, I encourage you to read the Portfolio Managers' Report from Scott Schermerhorn and Harvey Hirschhorn that follows.

Thank you for your continued investment in Liberty Growth & Income Fund and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Keith T. Banks

    Keith T. Banks
    President

-------------------------------------------------------------------------------
 MEET THE NEW PRESIDENT

 On November 1, 2001, Keith T. Banks became president of Liberty Funds. Mr. Banks is currently chief investment officer and chief executive officer of Fleet Asset Management, a position he has held since 2000. Prior to joining Fleet, he was managing director and head of US equity for J.P. Morgan Investment Management from 1996 to 2000. He began his investment career in 1981 as an equity analyst at Home Insurance. A chartered financial analyst, Mr. Banks earned his BA from Rutgers University and his MBA from Columbia Business School.

-------------------------------------------------------------------------------

MORNINGSTAR RATING(TM)
-------------------------------------------------------------------------------
                             Overall     3-year        5-year          10-year

Class A                       *****      *****         *****            n/a
Class B                       *****      *****         *****            n/a
Class C                       *****      *****         *****            n/a
Class Z                        n/a        n/a           n/a             n/a
Domestic equity funds         4811       4811          3160             n/a
-------------------------------------------------------------------------------

For each fund with at least a three-year history, Morningstar calculates a Morningstar(TM) metric each month by subtracting the return on a 90-day US Treasury bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year (if applicable) Morningstar Rating(TM) metrics. Each fund is rated exclusively against US-domiciled domestic equity, international equity, taxable bond or municipal bond funds. Past performance is no guarantee of future results.




There can be no assurance that trends described in this report will continue or come to pass because economic and market conditions change frequently.

                                                     --------------------------
                                                     Not FDIC May Lose Value
                                                              -----------------
                                                     Insured  No Bank Guarantee
                                                     --------------------------

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PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

Value of a $10,000 investment
7/1/92 - 12/31/01

 PERFORMANCE OF A $10,000 INVESTMENT
 7/1/92 - 12/31/01 ($)

                                                         without       with
                                                          sales       sales
                                                          charge      charge
-------------------------------------------------------------------------------
Class A                                                     40,400      38,077
-------------------------------------------------------------------------------
Class B                                                     37,566      37,566
-------------------------------------------------------------------------------
Class C                                                     37,557      37,557
-------------------------------------------------------------------------------
Class S                                                     40,553         n/a
-------------------------------------------------------------------------------
Class Z                                                     40,752         n/a

         Class A shares     Class A shares
            without              with           S&P 500
         sales charge        sales charge        Index
-------------------------------------------------------
7/1992      10,000             9,425           10,000
            10,420             9,821           10,408
            10,140             9,557           10,196
            10,210             9,623           10,316
            10,289             9,698           10,351
            10,660            10,047           10,703
            10,957            10,327           10,835
            11,088            10,450           10,926
            11,078            10,441           11,074
            11,599            10,932           11,308
            11,359            10,706           11,034
            11,750            11,074           11,329
            11,891            11,207           11,362
            11,790            11,112           11,316
            12,232            11,529           11,745
            12,413            11,699           11,655
            12,494            11,775           11,896
            12,283            11,576           11,783
            12,513            11,794           11,926
            12,771            12,037           12,331
            12,472            11,755           11,997
            12,018            11,327           11,475
            12,039            11,347           11,622
            12,183            11,483           11,811
            11,897            11,213           11,522
            12,146            11,447           11,900
            12,685            11,956           12,387
            12,529            11,808           12,084
            12,696            11,966           12,355
            12,280            11,574           11,905
            12,471            11,754           12,081
            12,782            12,047           12,394
            13,383            12,614           12,877
            13,706            12,918           13,256
            14,006            13,201           13,646
            14,584            13,746           14,191
            14,853            13,999           14,520
            15,334            14,452           15,000
            15,245            14,368           15,038
            15,771            14,864           15,673
            15,670            14,769           15,616
            16,242            15,308           16,300
            16,149            15,221           16,615
            16,587            15,633           17,180
            16,854            15,885           17,339
            16,866            15,896           17,506
            17,485            16,480           17,763
            17,922            16,892           18,220
            17,651            16,636           18,289
            16,700            15,740           17,481
            17,224            16,234           17,849
            17,981            16,947           18,853
            18,444            17,384           19,373
            19,798            18,660           20,835
            19,327            18,216           20,423
            20,653            19,465           21,697
            20,692            19,502           21,869
            19,962            18,814           20,972
            21,169            19,952           22,222
            22,429            21,139           23,580
            23,322            21,981           24,629
            25,449            23,985           26,587
            24,492            23,083           25,098
            25,861            24,374           26,471
            24,625            23,209           25,587
            25,555            24,086           26,772
            26,125            24,623           27,232
            26,394            24,877           27,532
            28,313            26,685           29,517
            29,706            27,998           31,028
            29,691            27,984           31,344
            28,928            27,265           30,805
            30,007            28,282           32,056
            29,467            27,773           31,716
            24,702            23,282           27,133
            25,797            24,313           28,873
            27,925            26,319           31,217
            29,648            27,943           33,109
            31,365            29,561           35,016
            32,196            30,344           36,479
            30,850            29,076           35,345
            31,868            30,036           36,759
            32,744            30,862           38,181
            32,289            30,433           37,280
            34,201            32,234           39,342
            33,308            31,393           38,118
            32,932            31,038           37,928
            31,680            29,859           36,888
            33,011            31,113           39,223
            33,371            31,452           40,020
            34,942            32,933           42,373
            33,073            31,171           40,246
            31,793            29,965           39,485
            35,364            33,330           43,347
            35,364            33,330           42,042
            35,127            33,107           41,180
            34,687            32,693           42,193
            34,906            32,899           41,535
            36,201            34,119           44,114
            36,556            34,454           41,785
            38,424            36,214           41,610
            38,643            36,421           38,331
            40,617            38,282           38,519
            40,471            38,144           39,886
            40,079            37,774           36,252
            38,772            36,543           33,958
            39,540            37,266           36,593
            40,263            37,948           36,838
            39,309            37,049           35,943
            40,367            38,045           35,590
            40,076            37,772           33,366
            38,669            36,446           30,673
            38,607            36,387           31,259
            40,121            37,814           33,657
12/2001     40,400            38,077           33,953


The Standard and Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest in an index.

Average annual total return as of 12/31/01 (%)

Share class                 A                    B                      C                 S            Z
Inception                 7/1/92               7/1/92                 7/1/94            2/7/01      1/11/99
------------------------------------------------------------------------------------------------------------
                   without     with       without     with      without     with        without      without
                    sales     sales        sales      sales      sales      sales       sales         sales
                   charge     charge      charge      charge     charge     charge      charge       charge
------------------------------------------------------------------------------------------------------------
6-month             2.76      -3.15        2.44       -2.27       2.43       1.49        2.98         2.91
------------------------------------------------------------------------------------------------------------
1-year             -0.54      -6.26       -1.23       -5.77      -1.33      -2.24       -0.17        -0.27
------------------------------------------------------------------------------------------------------------
5-year             15.89      14.52       15.03       14.80      15.02      15.02       15.98        16.09
------------------------------------------------------------------------------------------------------------
Life of fund       15.83      15.11       14.95       14.95      14.94      14.94       15.88        15.93
                                                                                                                             @

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE
VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. All results shown assume reinvestment of distributions.
The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class C, and class S and Z shares (newer class shares) performance information includes returns of the fund's class B and class A shares (older class shares), respectively (as their expense structure more closely resembles that of the newer class shares) for periods prior to the inception of the newer class shares. Total returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older class shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

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    TOP 10 HOLDINGS AS OF 12/31/01 (%)
    AETNA                                                              4.5
    CONAGRA FOODS                                                      3.7
    BERKSHIRE HATHAWAY -- CLASS A                                      3.7
    PHARMACIA                                                          3.0
    PHILLIPS PETROLEUM                                                 2.9
    AT&T                                                               2.7
    SARA LEE                                                           2.6
    GENERAL MILLS                                                      2.6
    ARCHER DANIELS MIDLAND                                             2.5
    PHILIP MORRIS                                                      2.4

    PORTFOLIO HOLDING BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. THERE IS NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THESE HOLDINGS IN THE FUTURE BECAUSE IT IS ACTIVELY MANAGED.

    BOUGHT
    ---------------------------------------------------------------------------
    AMR CORP. (1.5% OF NET ASSETS), is the parent company of American
    Airlines, which provides jet service to more than 169 destinations throughout North America, the Caribbean, Latin America, Europe and the Pacific. We bought AMR after the terrorist attacks of September 11th because the stock price was cut in half. Moving forward, we believe air travel could be down between 15 and 20 percent, but in our opinion that doesn't warrant the dramatic price decline. We believe American is the best-run airline and when AMR's valuation came into our range, we bought shares.

    SOLD
    ----------------------------------------------------------------------
    JOHNSON & JOHNSON is a manufacturer of health care products and provider of related services for the consumer, pharmaceutical and medical devices and diagnostics markets. The firm has 195 operating companies in 51 countries and they sell products in over 175 countries. Selling Johnson & Johnson is just a case of us sticking to our discipline. It is a great, well-run company in our opinion, but it has appreciated to a point above what we believed was a fair valuation.

    DISTRIBUTIONS PER SHARE 7/1/01 - 12/31/01 ($)
        Class A                                                    1.531
        Class B                                                    1.440
        Class C                                                    1.440
        Class S                                                    1.602
        Class Z                                                    1.602

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
-------------------------------------------------------------------------------

VALUE STOCKS REMAINED STRONG
Value investing rebounded in early 2000, and remained strong through the end of 2001. The extended economic downturn and the terrorist attacks of September 11th have guided investors to focus more closely on valuation - something they may have previously overlooked.

For the six-month period ended December 31, 2001, the fund's class A shares posted a total return of 2.76%, without sales charge. The fund performed better than its benchmark index, the S&P 500 Index, which posted a total return of negative 5.56% for the same period. The fund outperformed its benchmark through a combination of stock picks and sector allocations. Compared to its peer group, the fund outperformed the Morningstar(R) Large Value Category,(1) which returned negative 4.09% for the same six-month period.

FOCUS ON COMPANIES, NOT ECONOMY
The current economic downturn is part of a naturally occurring business cycle. During a long period of economic expansion, like the one we experienced throughout the 1990s into the first half of 2000, companies increased their capacity to a point where supply eventually overstepped demand. The result was an economic contraction. However, we don't rely solely on our economic outlook to affect our decision-making process. Instead of speculating on which companies will benefit from an economic shift, we have focused on companies that are doing well now.

------------
(1) (C)2002 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

OUR COMMITMENT HAS PAID OFF
Value stocks outperformed growth stocks through the end of 2001, and we believe that they will continue to do so in 2002. Historically, periods of outperformance between value and growth have run three years or more. Value's outperformance is only two years old. As a result, we see no imminent shift in market leadership. In addition, we believe value stocks are still relatively inexpensive compared to growth stocks. Large discrepancies in valuation such as this often cause movements in market leadership. This was evident in the underperformance of value stocks from 1996 through early 2000. Finally, we believe there is still too much optimism for technology and other aggressive growth industries and that there still needs to be further contraction.

A BOTTOM-UP APPROACH
We employ a bottom-up investment process, which means we look for top performing companies, not sectors. If we happen to identify multiple companies from the same sector, then that is where we invest. But we start with the companies first. However, from a sector perspective our lack of exposure to technology and an overemphasis on what we believe are more stable companies in consumer staples helped the fund outperform.

OPPORTUNITY EXISTS IN ENERGY
We are also finding opportunity in the energy sector. Energy is a global commodity and we're in a global recession. Our belief is that when the economy recovers, energy stocks will follow suit. Oil prices, for instance, have gone down not because of excess supply, but because of lack of demand. Similarly, many investors are willing to speculate on other global commodity companies, like paper and steel, while they're dependent on the same cycle as energy. In whatever direction the economy moves, energy companies are still inexpensive and are making money right now.

/s/ Scott B. Schermerhorn

    Scott B. Schermerhorn


/s/ Harvey B. Hirschhorn

    Harvey B. Hirschhorn

Scott B. Schermerhorn and Harvey B. Hirschhorn, senior vice presidents of the advisor, have been the portfolio co-managers of the Liberty Growth & Income since August 2000. Mr. Schermerhorn has managed various other funds at Colonial since October 1998. Mr. Hirschhorn has been affiliated with and has managed various other funds at Stein Roe & Farnham Incorporated, an affiliate of Colonial, since 1973.

 SECTOR BREAKDOWN AS OF 12/31/01 (%)

                Energy:                      17.4
                Consumer staples:            15.7
                Financials:                  13.0
                Health care:                 12.1
                Consumer discretionary:      11.2
                Telecommunications:           8.2
                Industrials:                  6.7
                Information technology:       5.6
                Utilities:                    5.5
                Cash equivalents:             4.6

Sector breakdowns are calculated as a percentage of net assets. There is no guaranteee the fund will continue to maintain these holdings in the future because it is actively managed.

Economic and market conditions can change frequently. There is no assurance that trends described herein will continue or commence.

An investment in the fund offers significant long-term growth potential, but also involves certain risks. The fund may be affected by stock market fluctuations that occur in response to economic and business developments. Changes in interest rates, changes in financial strength of issuers of lower-rated bonds, and foreign, political and economic developments also may affect the fund's performance.

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INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------

December 31, 2001 (Unaudited)

COMMON STOCKS - 95.4%                                SHARES               VALUE
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.2%
AUTOMOBILES & COMPONENTS - 2.0%
  AUTO PARTS & EQUIPMENT - 1.4%
Delphi Automotive Systems Corp.                   2,062,582      $   28,174,870
Visteon Corp.                                             9                 135
                                                                 --------------
                                                                     28,175,005
                                                                 --------------
  TIRES & RUBBER - 0.6%
Goodyear Tire & Rubber Co.                          465,500          11,083,555
                                                                 --------------
CONSUMER DURABLES & APPAREL - 2.2%
  PHOTOGRAPHIC EQUIPMENT - 2.2%
Eastman Kodak Co.                                 1,437,900          42,317,397
                                                                 --------------
HOTELS, RESTAURANTS & LEISURE - 3.5%
  HOTELS - 1.1%
Starwood Hotels & Resorts Worldwide, Inc.           698,900          20,862,165
                                                                 --------------
  LEISURE PRODUCTS - 0.0%
Carnival Corp.                                        5,200             146,016
                                                                 --------------
  RESTAURANTS - 2.4%
McDonald's Corp.                                  1,714,200          45,374,874
                                                                 --------------
MEDIA - 1.3%
  ADVERTISING - 1.3%
Interpublic Group of Companies, Inc.                874,900          25,844,546
                                                                 --------------
RETAILING - 2.2%
  COMPUTER & ELECTRONICS RETAIL - 0.5%
Circuit City Group                                  355,400           9,222,630
                                                                 --------------
  HOME IMPROVEMENT RETAIL - 1.7%
Sherwin-Williams Co.                              1,162,200          31,960,500
                                                                 --------------
-------------------------------------------------------------------------------
CONSUMER STAPLES - 15.7%
FOOD, BEVERAGES & TOBACCO - 13.8%
  AGRICULTURAL PRODUCTS - 2.5%
Archer Daniels Midland Co.                        3,345,599          48,009,346
                                                                 --------------
  PACKAGED FOODS - 8.9%
Conagra Foods, Inc.                               2,990,600          71,086,562
General Mills, Inc.                                 947,800          49,295,078
Sara Lee Corp.                                    2,272,850          50,525,456
                                                                 --------------
                                                                    170,907,096
                                                                 --------------
  TOBACCO - 2.4%
Philip Morris Companies, Inc.                       990,820          45,429,097
                                                                 --------------
HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
  HOUSEHOLD PRODUCTS - 1.9%
Procter & Gamble Co.                                471,040          37,273,395
                                                                 --------------
ENERGY - 17.4%
ENERGY - 17.4%
  INTEGRATED OIL & GAS - 13.9%
Amerada Hess Corp.                                  613,800          38,362,500
BP PLC, ADR                                         572,810          26,641,393
Chevrontexaco Corp.                                 380,900          34,132,449
Conoco, Inc. Class A                                224,671           6,358,189
Exxon Mobil Corp.                                   733,930          28,843,449
Phillips Petroleum Co.                              910,290          54,854,075
Royal Dutch Petroleum Co.                           738,700          36,211,074
USX-Marathon Group                                1,451,200          43,536,000
                                                                 --------------
                                                                    268,939,129
                                                                 --------------
  OIL & GAS EQUIPMENT & SERVICES - 0.6%
Halliburton Co.                                     821,000          10,755,100
                                                                 --------------
  OIL & GAS PRODUCTS - 2.0%
Anadarko Petroleum Corp.                            665,100          37,810,935
                                                                 --------------
  OIL & GAS REFINING & MARKETING - 0.9%
Sunoco, Inc.                                        457,300          17,075,582
                                                                 --------------
-------------------------------------------------------------------------------
FINANCIALS - 13.0%
BANKS - 0.2%
ABN AMRO Holding, ADR                                     1                  16
Bank One Corp.                                       12,600             492,030
Wells Fargo & Co.                                    66,253           2,878,693
                                                                 --------------
                                                                      3,370,739
                                                                 --------------
DIVERSIFIED FINANCIALS - 2.6%
  DIVERSIFIED FINANCIAL SERVICES - 2.6%
Fannie Mae                                          324,400          25,789,800
Freddie Mac                                         379,571          24,823,943
                                                                 --------------
                                                                     50,613,743
                                                                 --------------
INSURANCE - 10.2%
  INSURANCE BROKERS - 1.1%
Aon Corp.                                           599,230          21,284,650
                                                                 --------------
  PROPERTY & CASUALTY INSURANCE - 9.1%
Berkshire Hathaway, Inc.,
  Class A (a)                                           930          70,308,000
Chubb Corp.                                         465,000          32,085,000
MBIA, Inc.                                            2,100             112,623
MGIC Investment Corp.                               491,800          30,353,896
Radian Group, Inc.                                  381,600          16,389,720
XL Capital Ltd., Class A                            289,100          26,412,176
                                                                 --------------
                                                                    175,661,415
                                                                 --------------
REAL ESTATE - 0.0%
  REAL ESTATE INVESTMENT TRUST - 0.0%
Kimco Realty Corp.                                    2,700              88,263
Vornado Realty Trust                                  1,800              74,880
                                                                 --------------
                                                                        163,143
                                                                 --------------
-------------------------------------------------------------------------------
HEALTH CARE - 12.1%
HEALTH CARE EQUIPMENT & SERVICES - 5.7%
  HEALTH CARE EQUIPMENT - 1.2%
Boston Scientific Corp. (a)                         999,200          24,100,704
                                                                 --------------
  MANAGED HEALTH CARE - 4.5%
Aetna, Inc. (a)                                   2,616,300          86,311,737
                                                                 --------------
PHARMACEUTICALS & BIOTECHNOLOGY - 6.4%
  PHARMACEUTICALS - 6.4%
Bristol-Myers Squibb Co.                            529,800          27,019,800
Merck & Co., Inc.                                   655,100          38,519,880
Pharmacia Corp.                                   1,358,700          57,948,555
                                                                 --------------
                                                                    123,488,235
                                                                 --------------
-------------------------------------------------------------------------------
INDUSTRIALS - 6.7%
CAPITAL GOODS - 3.0%
  AEROSPACE & DEFENSE - 0.8%
Raytheon Co., Class B                               500,280          16,244,092
                                                                 --------------
  ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
Emerson Electric Co.                                448,406          25,603,983
                                                                 --------------
  INDUSTRIAL MACHINERY - 0.9%
Dover Corp.                                         456,000          16,903,920
                                                                 --------------
COMMERCIAL SERVICES & SUPPLIES - 2.2%
  ENVIRONMENTAL SERVICES - 2.2%
Waste Management, Inc.                            1,299,010          41,451,409
                                                                 --------------
TRANSPORTATION - 1.5%
  AIRLINES - 1.5%
AMR Corp. (a)                                     1,338,900          29,683,413
                                                                 --------------
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 5.6%
SOFTWARE & SERVICES - 2.2%
  INFORMATION TECHNOLOGY CONSULTING &
  SERVICES - 2.2%
Electronic Data Systems Corp.                       608,500          41,712,675
                                                                 --------------
TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
  COMPUTER HARDWARE - 0.5%
Compaq Computer Corp.                               916,200           8,942,112
                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Solectron Corp. (a)                               1,263,400          14,251,152
                                                                 --------------
  TELECOMMUNICATIONS EQUIPMENT - 2.2%
Lucent Technologies, Inc.                         4,319,501          27,169,661
Motorola, Inc.                                    1,000,000          15,020,000
                                                                 --------------
                                                                     42,189,661
                                                                 --------------
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 8.2%
DIVERSIFIED TELECOMMUNICATION SERVICES - 8.2%
  INTEGRATED TELECOMMUNICATION SERVICES - 8.2%
AT&T Corp.                                        2,904,933          52,695,485
Deutsche Telekom AG, ADR                          1,896,800          32,055,920
Nippon Telegraph & Telephone Corp., ADR             509,400           8,252,280
Sprint Corp.                                        774,800          15,557,984
WorldCom, Inc. - MCI Group                          727,096           9,234,119
WorldCom, Inc. - WorldCom                         2,846,400          40,077,312
                                                                 --------------
                                                                    157,873,100
                                                                 --------------
-------------------------------------------------------------------------------
UTILITIES - 5.5%
ELECTRIC UTILITIES - 3.6%
Calpine Corp. (a)                                   880,800          14,788,632
Edison International                              1,425,200          21,520,520
PG&E Corp. (a)                                    1,674,500          32,217,380
Progress Energy, Inc. -
  CVO (a)                                             2,800               1,176
                                                                 --------------
                                                                     68,527,708
                                                                 --------------
GAS UTILITIES - 1.4%
El Paso Corp.                                       604,500          26,966,745
                                                                 --------------
MULTI-UTILITIES - 0.5%
Western Resources, Inc.                             518,400           8,916,480
                                                                 --------------
TOTAL COMMON STOCKS
  (cost of $1,686,343,082)                                        1,835,447,184
                                                                 --------------

SHORT-TERM OBLIGATION - 4.6%                            PAR
-------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
  dated 12/31/01, due 01/02/02 at 1.730%,
  collateralized by U.S. Treasury notes with
  various maturities to 2002, market value
  $91,148,934, (repurchase proceeds
  $88,571,512) (cost of $88,563,000)            $88,563,000          88,563,000
                                                                 --------------
TOTAL INVESTMENTS - 100.0%
  (cost of $1,774,906,082)(b)                                     1,924,010,184

OTHER ASSETS & LIABILITIES, NET - 0.0%                                   (6,715)
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                              $1,924,003,469
                                                                 --------------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------

(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.

          ACRONYM                            NAME
          -------                            ----
            ADR             American Depositary Receipt
            CVO             Contingent Value Obligation

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

December 31, 2001 (Unaudited)
ASSETS:
Investments, at cost                                          $1,774,906,082
                                                              --------------
Investments, at value                                         $1,924,010,184
Cash                                                                     850
Receivable for:
  Fund shares sold                                                10,031,176
  Interest                                                             2,064
  Dividends                                                        2,719,010
Deferred Trustees' compensation plan                                  24,358
Other assets                                                         149,523
                                                              --------------
    Total Assets                                               1,936,937,165
                                                              --------------
LIABILITIES:
Payable for:
  Fund shares repurchased                                         11,456,584
  Management fee                                                   1,132,176
  Transfer agent fee                                                 260,512
  Bookkeeping fee                                                     56,802
  Trustees' fee                                                        3,264
Deferred Trustees' fee                                                24,358
                                                              --------------
    Total Liabilities                                             12,933,696
                                                              --------------
NET ASSETS                                                    $1,924,003,469
                                                              --------------
COMPOSITION OF NET ASSETS:
Paid in capital                                               $1,770,132,632
Overdistributed net investment income                               (322,645)
Accumulated net realized gain                                      5,089,380
Net unrealized appreciation/depreciation on investments          149,104,102
                                                              --------------
Net Assets                                                    $1,924,003,469
                                                              --------------
CLASS A:
Net assets                                                    $  634,065,314
Shares outstanding                                                35,334,058
                                                              --------------
Net asset value and redemption price per share                $        17.94(a)
                                                              --------------
Maximum offering price per share
  (NAV/0.9425)                                                $        19.03(b)
                                                              --------------
CLASS B:
Net assets                                                    $  927,948,348
Shares outstanding                                                54,656,531
                                                              --------------
Net asset value and redemption price per share                $        16.98(a)
                                                              --------------
CLASS C:
Net assets                                                    $  108,976,929
Shares outstanding                                                 6,374,903
                                                              --------------
Net asset value and redemption price per share                $        17.09(a)
                                                              --------------
CLASS S:
Net assets                                                    $  247,450,906
Shares outstanding                                                13,799,833
                                                              --------------
Net asset value and redemption price per share                $        17.93(a)
                                                              --------------
CLASS Z:
Net assets                                                    $    5,561,972
Shares outstanding                                                   307,847
                                                              --------------
Net asset value and redemption price per share                $        18.07
                                                              --------------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the Six Months Ended December 31, 2001
(Unaudited)

INVESTMENT INCOME
Dividends                                                        $   16,533,937
Interest                                                                895,694
                                                                 --------------
    Total Investment Income (net of foreign taxes withheld of
      $ 67,932)                                                      17,429,631
EXPENSES
Management fee                                                        6,502,287
Distribution fee:
  Class B                                                             3,401,573
  Class C                                                               351,764
Service fee:
  Class A                                                               702,795
  Class B                                                             1,128,526
  Class C                                                               116,519
Bookkeeping fee                                                         323,775
Transfer agent fee                                                    2,034,054
Trustees' fee                                                            20,556
Custody fee                                                               4,400
Other expenses                                                          226,407
                                                                 --------------
  Total Expenses                                                     14,812,656
Custody earnings credit                                                    (146)
                                                                 --------------
  Net expenses                                                       14,812,510
                                                                 --------------
Net Investment Income                                                 2,617,121
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                     10,081,734
Net change in unrealized appreciation/depreciation on
  investments                                                        35,165,652
                                                                 --------------
    Net Gain                                                         45,247,386
                                                                 --------------
Increase in Net Assets from Operations                           $   47,864,507
                                                                 --------------

See notes to financial statements.

----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
                                                                (UNAUDITED)
                                                                SIX MONTHS
                                                                   ENDED                  YEAR ENDED
                                                                DECEMBER 31,               JUNE 30,
                                                                    2001                   2001(a)
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income                                         $    2,617,121           $    2,301,302
Net realized gain on investments                                  10,081,734              253,783,379
Net change in unrealized appreciation/depreciation on
  investments                                                     35,165,652             (128,366,755)
                                                              --------------           --------------
Net Increase from Operations                                      47,864,507              127,717,926
                                                              --------------           --------------
DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment
  income:
    Class A                                                       (2,873,084)                    --
    Class S                                                       (2,095,834)                    --
    Class Z                                                         (117,683)                    --
From net realized
  capital gains:
    Class A                                                      (45,314,797)             (70,709,827)
    Class B                                                      (72,093,382)            (160,309,562)
    Class C                                                       (8,117,419)              (6,002,167)
    Class S                                                      (18,583,748)                    --
    Class Z                                                       (1,043,501)                    (225)
                                                              --------------           --------------
    Total Distributions Declared to Shareholders                (150,239,448)            (237,021,781)
                                                              --------------           --------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                  171,962,178              360,239,073
  Proceeds received in connection with a merger                         --                 19,101,901
  Distributions reinvested                                        44,851,398               65,886,714
  Redemptions                                                    (54,413,853)            (222,721,771)
                                                              --------------           --------------
    Net Increase                                                 162,399,723              222,505,917
                                                              --------------           --------------
Class B:
  Subscriptions                                                  158,043,119              207,557,110
  Proceeds received in connection with a merger                         --                 44,948,953
  Distributions reinvested                                        66,401,200              148,390,422
  Redemptions                                                   (129,646,991)            (272,019,768)
                                                              --------------           --------------
    Net Increase                                                  94,797,328              128,876,717
                                                              --------------           --------------
Class C:
  Subscriptions                                                   41,642,614               51,794,434
  Proceeds received in connection with a merger                         --                  7,638,036
  Distributions reinvested                                         7,567,638                5,432,030
  Redemptions                                                    (11,968,493)             (13,545,055)
                                                              --------------           --------------
    Net Increase                                                  37,241,759               51,319,445
                                                              --------------           --------------
Class S:
  Subscriptions                                                    6,597,609                5,993,317
  Proceeds received in connection with a merger                         --                296,459,158
  Distributions reinvested                                        19,535,533                     --
  Redemptions                                                    (29,876,610)             (27,319,252)
                                                              --------------           --------------
    Net Increase (Decrease)                                       (3,743,468)             275,133,223
                                                              --------------           --------------
Class Z:
  Subscriptions                                                    2,286,799               16,766,268
  Proceeds received in connection with a merger                         --                  1,204,694
  Distributions reinvested                                         1,161,184                      225
  Redemptions                                                    (11,803,940)              (2,913,769)
                                                              --------------           --------------
    Net Increase (Decrease)                                       (8,355,957)              15,057,418
                                                              --------------           --------------
Net Increase from Share Transactions                             282,339,385              692,892,720
                                                              --------------           --------------
    Total Increase in Net Assets                                 179,964,444              583,588,865
NET ASSETS
Beginning of period                                            1,744,039,025            1,160,450,160
                                                              --------------           --------------
End of period (including overdistributed and
  undistributed net investment income of $(322,645) and
  $2,146,835, respectively)                                   $1,924,003,469           $1,744,039,025
                                                              --------------           --------------

(a) Class S shares were initially offered on February 7, 2001.

See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                                (UNAUDITED)
                                                                SIX MONTHS
                                                                   ENDED                  YEAR ENDED
                                                                DECEMBER 31,               JUNE 30,
                                                                    2001                   2001(a)
----------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
  Subscriptions                                                    9,118,891               17,643,146
  Issued in connection with a merger                                    --                    970,280
  Issued for distributions reinvested                              2,552,769                3,503,904
  Redemptions                                                     (2,879,312)             (10,579,804)
                                                                  ----------              -----------
    Net Increase                                                   8,792,348               11,537,526
                                                                  ----------              -----------
Class B:
  Subscriptions                                                    8,824,568               11,123,021
  Issued in connection with a merger                                    --                  2,398,555
  Issued for distributions reinvested                              3,992,979                8,278,454
  Redemptions                                                     (7,237,864)             (14,066,852)
                                                                  ----------              -----------
    Net Increase                                                   5,579,683                7,733,178
                                                                  ----------              -----------
Class C:
  Subscriptions                                                    2,306,921                2,777,840
  Issued in connection with a merger                                    --                    404,943
  Issued for distributions reinvested                                452,069                  301,224
  Redemptions                                                       (664,043)                (669,985)
                                                                  ----------              -----------
    Net Increase                                                   2,094,947                2,814,022
                                                                  ----------              -----------
Class S:
  Subscriptions                                                      348,199                  312,665
  Issued in connection with a merger                                    --                 15,047,161
  Issued for distributions reinvested                              1,113,136                     --
  Redemptions                                                     (1,575,019)              (1,446,309)
                                                                  ----------              -----------
    Net Increase (Decrease)                                         (113,684)              13,913,517
                                                                  ----------              -----------
Class Z:
  Subscriptions                                                      119,924                  854,599
  Issued in connection with a merger                                    --                     60,702
  Issued for distributions reinvested                                 65,641                       12
  Redemptions                                                       (642,792)                (150,291)
                                                                  ----------              -----------
    Net Increase (Decrease)                                         (457,227)                 765,022
                                                                  ----------              -----------

(a) Class S shares were initially offered on February 7, 2001.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
December 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

Liberty Growth & Income Fund (the "Fund"), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-ended management company. The Fund's investment objective is to seek long-term growth and income. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four, or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class S and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class S and Class Z shares, as described in the Fund's prospectuses.

On February 9, 2001, the Fund merged with Liberty Value Opportunities Fund, Liberty Value Fund and Liberty All-Star Growth & Income Fund as follows:

                                   MUTUAL FUND
SHARES                             NET ASSETS               UNREALIZED
ISSUED                             RECEIVED(1)            APPRECIATION(2)
-----------------------------------------------------------------------------
18,881,641                        $369,352,742              $93,315,622

                                  NET ASSETS OF
                                  OTHER MUTUAL             NET ASSETS OF
NET ASSETS OF                   FUNDS IMMEDIATELY            THE FUND
THE FUND PRIOR                      PRIOR TO             IMMEDIATELY AFTER
TO COMBINATION                     COMBINATION              COMBINATION
-----------------------------------------------------------------------------
$1,308,742,022                    $369,352,742            $1,678,094,764

(1) Mutual Fund Net Assets Received consists of Net Assets from Liberty All-Star Growth & Income Fund, Liberty Value Fund and Liberty Value Opportunities Fund of $27,056,528, $43,430,507 and $298,865,707,
    respectively.
(2) Unrealized appreciation is included in the Mutual Fund Net Assets Received amount shown above. This amount includes unrealized appreciation from Liberty All-Star Growth & Income Fund, Liberty Value Fund and Liberty Value Opportunities Fund of $2,200,274, $5,374,606 and $85,740,742,
    respectively.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than Class A, Class B and Class C service fees and the Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflect the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee per share applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fees applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At June 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

           YEAR OF EXPIRATION                CAPITAL LOSS CARRYFORWARD
------------------------------------------------------------------------------
                  2007                               $1,137,000
                  2008                               $  835,000
                                                     ----------
                                                     $1,972,000

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER

Corporate actions, including dividends, are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

           AVERAGE NET ASSETS                     ANNUAL FEE RATE
------------------------------------------------------------------------------

    First $1 billion                                   0.80%
    Over $1 billion                                    0.70%

The Advisor has voluntarily agreed, until further notice, to waive a portion of the 0.70% management fees in excess of $1 billion so that it does not exceed 0.60% annually.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to Fleet National Bank ("Fleet"). This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund to Fleet. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $118,055 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $834, $1,003,670 and $14,412 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B shares and Class C shares, only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

During the six months ended December 31, 2001, purchases and sales of investments, other than short-term obligations, were $499,775,620 and $412,134,284, respectively.

Unrealized appreciation (depreciation) at December 31, 2001 based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                              $ 258,905,295
   Gross unrealized depreciation                               (109,801,193)
                                                              -------------

       Net unrealized appreciation                            $ 149,104,102
                                                              -------------

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended December 31, 2001.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

During the six months ended December 31, 2001, the fund used AlphaTrade, Inc., a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to AlphaTrade, Inc. during the year were $152,611.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                (UNAUDITED)
                              SIX MONTHS ENDED                                   YEAR ENDED JUNE 30,
                                DECEMBER 31,       --------------------------------------------------------------------------
CLASS A SHARES:                     2001              2001            2000            1999            1998            1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD           $  18.98            $  20.60         $  21.84        $  20.02        $  17.55        $  14.47
                                --------            --------         --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)           0.06                0.12             0.01            0.04            0.10            0.10
Net realized and unrealized
  gain on investments               0.43                2.59             0.25            2.65            4.62            4.31
                                --------            --------         --------        --------        --------        --------
    Total from Investment
      Operations                    0.49                2.71             0.26            2.69            4.72            4.41
                                --------            --------         --------        --------        --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income         (0.09)                 --               --              --           (0.01)          (0.07)
In excess of net
investment income                     --                  --               --              --           (0.04)          (0.01)
From net realized capital
  gains                            (1.44)              (4.33)           (1.50)          (0.87)          (2.20)          (1.25)
                                --------            --------         --------        --------        --------        --------
    Total Distributions
      Declared to Shareholders     (1.53)              (4.33)           (1.50)          (0.87)          (2.25)          (1.33)
                                --------            --------         --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD  $  17.94            $  18.98         $  20.60        $  21.84        $  20.02        $  17.55
                                --------            --------         --------        --------        --------        --------
Total return (b)                   2.76%(c)           13.34%(d)         1.43%(d)       13.97%          28.66%          32.13%
                                --------            --------         --------        --------        --------        --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                       1.24%(f)            1.32%            1.35%           1.41%           1.41%           1.45%
Net investment income (e)          0.65%(f)            0.62%            0.06%           0.19%           0.53%           0.65%
Waiver/Reimbursement                 --                0.03%            0.10%             --              --              --
Portfolio turnover rate              23%(c)             104%              81%             79%             53%             83%
Net assets at end of
  period (000's)                $634,065            $503,647         $309,129        $351,972        $306,864        $215,680

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f) Annualized.

                                (UNAUDITED)
                              SIX MONTHS ENDED                                   YEAR ENDED JUNE 30,
                                DECEMBER 31,       --------------------------------------------------------------------------
CLASS B SHARES:                     2001              2001            2000            1999            1998            1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD           $  18.01            $  19.88        $  21.29         $  19.68        $  17.37        $  14.36
                                --------            --------        --------         --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)            (0.01)              (0.03)          (0.14)           (0.11)          (0.04)          (0.02)
Net realized and unrealized
  gain on investments               0.42                2.49            0.23             2.59            4.55            4.28
                                --------            --------        --------         --------        --------        --------
    Total from Investment
      Operations                    0.41                2.46            0.09             2.48            4.51            4.26
                                --------            --------        --------         --------        --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized capital gains    (1.44)              (4.33)          (1.50)           (0.87)          (2.20)          (1.25)
                                --------            --------        --------         --------        --------        --------
NET ASSET VALUE, END OF PERIOD  $  16.98            $  18.01        $  19.88         $  21.29        $  19.68        $  17.37
                                --------            --------        --------         --------        --------        --------
Total return (b)                   2.44%(c)           12.46%(d)        0.64%(d)        13.12%          27.67%          31.21%
                                --------            --------        --------         --------        --------        --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                       1.99%(f)            2.07%           2.10%            2.16%           2.16%           2.20%
Net investment loss (e)          (0.10)%(f)          (0.13)%         (0.69)%          (0.56)%         (0.22)%         (0.10)%
Waiver/Reimbursement                 --                0.03%           0.10%              --              --              --
Portfolio turnover rate              23%(c)             104%             81%              79%             53%             83%
Net assets at end of
  period (000's)                $927,948            $883,754        $822,017         $919,542        $660,305        $411,670

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c) Not annualized.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f) Annualized.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:
                                (UNAUDITED)
                              SIX MONTHS ENDED                                   YEAR ENDED JUNE 30,
                                DECEMBER 31,       --------------------------------------------------------------------------
CLASS C SHARES:                     2001              2001            2000            1999            1998            1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD           $  18.12            $  19.99        $  21.39         $  19.78        $  17.44        $  14.41
                                --------            --------        --------         --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)            (0.01)              (0.02)          (0.14)           (0.11)          (0.04)          (0.02)
Net realized and unrealized
  gain on investments               0.42                2.48            0.24             2.59            4.58            4.30
                                --------            --------        --------         --------        --------        --------
    Total from Investment
      Operations                    0.41                2.46            0.10             2.48            4.54            4.28
                                --------            --------        --------         --------        --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized capital gains    (1.44)              (4.33)          (1.50)           (0.87)          (2.20)          (1.25)
                                --------            --------        --------         --------        --------        --------
NET ASSET VALUE, END OF
PERIOD                          $  17.09            $  18.12        $  19.99         $  21.39        $  19.78        $  17.44
                                --------            --------        --------         --------        --------        --------
Total return (c)                   2.43%(d)           12.38%(e)        0.68%(e)        13.05%          27.73%          31.24%
                                --------            --------        --------         --------        --------        --------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                       1.99%(g)            2.06%           2.10%            2.16%           2.16%           2.20%
Net investment loss (f)          (0.10)%(g)          (0.13)%         (0.69)%          (0.56)%         (0.22)%         (0.10)%
Waiver/Reimbursement                 --                0.03%           0.10%              --              --              --
Portfolio turnover rate              23%(d)             104%             81%              79%             53%             83%
Net assets at end of
  period (000's)                 $108,977             $77,565         $29,303          $35,317         $28,234         $11,553

(a) Class D shares were redesignated to Class C shares on July 1, 1997.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g) Annualized.

                                                               (UNAUDITED)                         PERIOD
                                                             SIX MONTHS ENDED                      ENDED
                                                               DECEMBER 31,                       JUNE 30,
CLASS S SHARES:                                                    2001                           2001(a)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $19.00                        $19.64
                                                                  ------                        ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                           0.09                          0.06
Net realized and unrealized gain (loss) on investments              0.44                         (0.70)
                                                                  ------                        ------
    Total from Investment Operations                                0.53                         (0.64)
                                                                  ------                        ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                         (0.16)                           --
From net realized capital gains                                    (1.44)                           --
                                                                  ------                        ------
    Total Distributions Declared to Shareholders                   (1.60)                           --
                                                                  ------                        ------
NET ASSET VALUE, END OF PERIOD                                    $17.93                        $19.00
                                                                  ------                        ------
Total return (c)                                                    2.98%(d)                     (3.26)%(d)(e)
                                                                  ------                        ------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                           0.99%(f)                      1.08%(f)
Net investment income                                              0.90%(f)                      0.86%(f)
Waiver/Reimbursement                                                 --                          0.03%(f)
Portfolio turnover rate                                              23%(d)                       104%
Net assets at end of period (000's)                             $247,451                      $264,425

(a) Class S commenced operations on February 7, 2001.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Not annualized.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Annualized.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                     (UNAUDITED)
                                                  SIX MONTHS ENDED                YEAR ENDED JUNE 30,             PERIOD ENDED
                                                    DECEMBER 31,           ---------------------------------        JUNE 30,
CLASS Z SHARES:                                         2001                  2001                 2000              1999(a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  19.15              $  20.70             $  21.88             $  20.67
                                                      --------              --------             --------             --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                 0.09                  0.17                 0.06                 0.03
Net realized and unrealized gain on
  investments                                             0.43                  2.61                 0.26                 1.18
                                                      --------              --------             --------             --------
    Total from Investment Operations                      0.52                  2.78                 0.32                 1.21
                                                      --------              --------             --------             --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                               (0.16)                   --                   --                   --
From net realized capital gains                          (1.44)                (4.33)               (1.50)                  --
                                                      --------              --------             --------             --------
    Total Distributions Declared to
      Shareholders                                       (1.60)                (4.33)               (1.50)                  --
                                                      --------              --------             --------             --------
NET ASSET VALUE, END OF PERIOD                        $  18.07              $  19.15             $  20.70             $  21.88
                                                      --------              --------             --------             --------
Total return (c)                                         2.91%(d)             13.63%(e)             1.72%(e)             5.85%(d)
                                                      --------              --------             --------             --------
RATIOS TO AVERAGE NET ASSETS
Expenses(f)                                              0.99%(g)              1.07%                1.10%                1.21%(g)
Net investment income (f)                                0.90%9g)              0.86%                0.31%                0.30%(g)
Waiver/Reimbursement                                       --                  0.03%                0.10%                  --
Portfolio turnover rate                                    23%(d)               104%                  81%                  79%(d)
Net assets at end of period (000's)                     $5,562               $14,648                   $1                   $1

(a) Class Z shares were initially offered on January 11, 1999. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Not annualized.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custoday credits and directed brokerage arrangements, if applicable, had no impact.
(g) Annualized.

-------------------------------------------------------------------------------
SHAREHOLDER MEETING RESULTS
-------------------------------------------------------------------------------

LIBERTY GROWTH & INCOME FUND

On September 26, 2001, a Special Meeting of Shareholders of the fund was held to conduct a vote for or against the approval of the item listed on the Trust's Proxy Statement for said meeting. On July 16, 2001, the record date for the Meeting, the Fund had shares outstanding of 95,287,503. The votes cast were as follows:

                                               % OF SHARES TO     % OF SHARES TO
PROPOSAL TO APPROVE A NEW                     TOTAL OUTSTANDING     TOTAL SHARES
  INVESTMENT ADVISORY AGREEMENT:   SHARES         SHARES              VOTED
--------------------------------------------------------------------------------
For                              61,478,369       64.52%             96.15%
Against                           1,022,277        1.07%              1.60%
Abstain                           1,442,063        1.51%              2.25%

-------------------------------------------------------------------------------
TRANSFER AGENT
-------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Growth & Income Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth & Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.







Semiannual Report:
Liberty Growth & Income Fund

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Growth & Income Fund  SEMIANNUAL REPORT, DECEMBER 31, 2001

                                                                  -------------
[Graphic                                                            PRESORTED
 Omitted]  L I B E R T Y                                             STANDARD
           -----------------                                      U.S. POSTAGE
                   F U N D S                                          PAID
                                                                  HOLLISTON, MA
                                                                  PERMIT NO. 20
                                                                  -------------

Liberty Funds Distributor, Inc. (C)2001
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com

                                                779-03/230I-1201 (02/02) 02/128